UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from June 1, 2019 to June 30, 2019

Commission File Number of issuing entity:	333-181552-01
Central Index Key Number of issuing entity:	0001550369

RBC COVERED BOND GUARANTOR LIMITED PARTNERSHIP
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	001-13928
Central Index Key Number of depositor:	0001000275

ROYAL BANK OF CANADA
(Exact name of depositor and sponsor as specified in its charter)

Ontario, Canada	98-1056093
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

155 Wellington Street, West, 14th Floor Toronto, Ontario, Canada M5V 3K7	M5V 3K7
(Address of principal executive offices of the issuing entity)	(Zip Code)

(416) 313-5982
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series CB17 2.200% Covered Bonds Due 2019	☐	☐	√
Series CB18 1.875% Covered Bonds Due 2020	☐	☐	√
Series CB26 2.100% Covered Bonds Due 2020	☐	☐	√
Series CB31 2.300% Covered Bonds Due 2021	☐	☐	√

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes√   No ☐

SEC 2503 (03-05)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein, and is incorporated by reference herein from the Monthly Investor Report that is filed as Exhibit 99.1 to this Form 10-D.

Royal Bank of Canada (the “Bank”) made the following distributions during the reporting period on outstanding Series of Covered Bonds:

Date	Amount	Type of Payment	Series
June 10, 2019	GBP 1,800,500.00	Interest	CB 35
June 10, 2019	GBP 2,152,500.00	Interest	CB 36
June 14, 2019	GBP 313,000.00	Interest	CB 33
June 17, 2019	EUR 8,750,000.00	Interest	CB 21
June 19, 2019	EUR 1,007,500,000.00	Maturity Principal & Interest	CB 15
June 24, 2019	CAD 8,891,198.63	Interest	CB 19
June 24, 2019	AUD 4,450,273.97	Interest	CB 16
June 28, 2019	EUR 3,750,000.00	Interest	CB 37

On June 25, 2019, the RBC Covered Bond Guarantor Limited Partnership (the “Guarantor”) acquired approximately $12.7 billion of mortgage loans from the Bank which were added to the Cover Pool (as defined in Exhibit 99.1 to this Form 10-D).

PART II - OTHER INFORMATION

Item 3. Sales of Securities and Use of Proceeds.

The Guarantor and the Bank (together, the “Registrants”) issued on June 19, 2019 EUR 1,250,000,000 0.050% Series CB42 Covered Bonds due June 19, 2026 (C$ Equivalent of $1,880,000,000). The lead managers were Banco Santander, S.A., Landesbank Baden-Württemberg, Lloyds Bank Corporate Markets plc, Natixis, NatWest Markets plc, UBS AG London Branch and RBC Europe Limited; and the co-lead managers were DZ BANK AG Deutsche Zentral-Genossenschaftsbank, Frankfurt am Main and Norddeutsche Landesbank – Girozentrale.

The Registrants issued on June 27, 2019 CAD 1,250,000,000 3-month CDOR rate plus 0.14% Series CB43 Covered Bonds due June 27, 2022. The lead manager for the transaction was RBC Dominion Securities Inc.

The net proceeds from the sale of the Series CB42 and CB43 Covered Bonds were added to the Bank’s general working capital and will be used for general working capital purposes.

Item 10. Exhibits.

99.1 Monthly Investor Report for June 2019.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RBC COVERED BOND GUARANTOR LP
(Issuing entity)
Date:	July 15, 2019	By:	ROYAL BANK OF CANADA
(Servicer)

/s/ Boris Kogut
Boris Kogut Managing Director, Head of Asset Securitization